Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 12,151,777	$ 16,546,908	$ 25,892,723
Accounts receivable, net	28,232	56,000	0
Other receivables, net	0	5,880	10,000
Prepaid expenses and other current assets	1,253,977	160,870	362,310
Total current assets	13,433,986	16,769,658	26,265,033
Property and equipment, net	955,681	834,783	803,107
Operating right-of-use assets	623,122	704,854	648,136
Total assets	15,012,789	18,309,295	27,716,276
Current liabilities:
Accounts payable	625,186	232,257	644,065
Accrued expenses and other current liabilities	649,436	60,368	122,671
Current portion of operating lease liabilities	177,601	164,940	160,016
Total current liabilities	1,452,223	457,565	926,752
Operating lease liabilities, net of current portion	477,716	569,881	516,838
Total liabilities	1,929,939	1,027,446	1,443,590
Commitments and contingencies (Note 8)
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	38,172,616	38,172,616	38,172,616
Stockholders' deficit:
Common stock	555	575	575
Additional paid-in capital	535,123	231,078	96,013
Accumulated other comprehensive loss	(29,863)	(21,017)	(10,141)
Accumulated deficit	(25,595,581)	(21,101,403)	(11,986,377)
Total stockholders' deficit	(25,089,766)	(20,890,767)	(11,899,930)
Total liabilities, convertible preferred stock, and stockholders' deficit	15,012,789	18,309,295	27,716,276
Series Seed 1 Convertible Preferred Stock [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	37,672,616	37,672,616	37,672,616
Series Seed 2 Convertible Preferred Stock [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	$ 500,000	$ 500,000	$ 500,000